FAIR VALUE MEASUREMENT (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010 JNet Group acquisition
FAIR VALUE MEASUREMENT
Pre-tax income estimation period	3 years
Fair value measurement
Discount rate (as a percent)		17.00%